FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Management of Capital Risk (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Total loans and financing	R$ 54,372,798	R$ 45,121,791
(-) Cash and cash equivalents and marketable securities	7,285,289	8,048,472
Net debt	47,087,509	37,073,319
Total Net Equity	56,008,948	42,752,532	R$ 45,280,201	R$ 44,064,927	R$ 41,580,593
Total capital	R$ 103,096,457	R$ 79,809,907
Financial leverage index	46.00%	46.00%